LORD ABBETT MID CAP STOCK FUND, INC.
30 Hudson Street
Jersey City, New Jersey 07302-4804

May 1, 2026

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re: Lord Abbett Mid Cap Stock Fund, Inc. (the “Registrant”)
1933 Act File No. 002-82544
1940 Act File No. 811-03691

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on April 28, 2026; and

2. the text of Post-Effective Amendment No. 62, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on April 28, 2026.

Sincerely,

/s/Jannet Jassi
Jannet Jassi
Vice President, Secretary and Chief Legal Officer
Lord Abbett Funds